GENERAL (Details 2) (Fis [Member], USD $) In Thousands, unless otherwise specified	Aug. 21, 2011
Fair value	$ 9,485
Weighted average rate	22.00%
Core Technology [Member]
Fair value	4,206
Weighted average rate	13.00%
Customer Relationships [Member]
Fair value	7,518
Weighted average rate	14.00%
Long Term Contracts [Member]
Long-term contracts	$ (2,239)
Weighted average rate	67.00%